IMPAIRMENT OF ASSETS (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill impairment loss					$ 23,372	$ 25,072
Purchased assets	$ 24,274				23,626	80,987
Goodwill and identified intangible assets	908				946	41,111
Other long-lived assets	103				80	263
Impairment	$ 898	$ 0
2023 Annual Impairment Test [Member]
Goodwill [Line Items]
Goodwill impairment loss					23,400
2023 Annual Impairment Test [Member] | FGH asset group [Member]
Goodwill [Line Items]
Goodwill impairment loss					3,700
2023 Annual Impairment Test [Member] | JustCBD asset group [Member]
Goodwill [Line Items]
Goodwill impairment loss					$ 19,600
2023 Annual Goodwill Impairment Test of FGH [Member]
Goodwill [Line Items]
Goodwill impairment loss			$ 3,700
Purchased assets			7,700
Goodwill and identified intangible assets			5,200
Other long-lived assets			500
Lease liability			100
Estimated recoverable amount			1,500
Description of valuation					The reporting unit's fair value was determined based on an income approach discounted cash flow model. After working capital adjustments, the resulting fair value was estimated at $1.5 million. The income approach used a discount rate of 17%, operating margins of about 2%, working capital requirements of 6% revenue, and a terminal period growth rate of 2%. The revenue growth rates start at 5% in 2023 and trend down to 2% in 2028 and thereafter.
Goodwill description					As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $0.3 million. However, there would be no impact on the goodwill impairment amount for this unfavorable change in the model as the imputed fair value of the goodwill exceeded its carrying amount with the goodwill impaired to zero.
2023 Annual Goodwill Impairment Test of JustCBD [Member]
Goodwill [Line Items]
Goodwill impairment loss					$ 19,600
Purchased assets			23,800		7,000
Goodwill and identified intangible assets			20,800		3,500
Other long-lived assets			1,200		700
Lease liability			1,600		400
Estimated recoverable amount			7,100		$ 0
Description of valuation					The reporting unit’s fair value at June 30, 2023 and December 31, 2023 was determined based on an income approach discounted cash flow. After working capital adjustments, the resulting fair value was estimated at $7.1 million and $nil. The income approach used a weighted average discount rate of 28%, operating margins from 8.5% to -19.7%, weighted average working capital requirements of 1% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 17% in 2023 and taper down to 3% in 2025 and thereafter.
Goodwill description					As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a decrease of the reporting unit fair value of approximately $1.5 million. However, there would be no impact on the goodwill impairment amount for this unfavorable change in the model as the imputed fair value of the goodwill exceeded its carrying amount with the goodwill impaired to zero.
December 31, 2023 Other Long-Lived Asset Impairment Test [Member] | Vessel Asset Group [Member]
Goodwill [Line Items]
Impairment			$ 7,400
Description of valuation			The key inputs included in the recoverable amount calculations are revenue growth rates starting at 10.7% in 2023 and tapering down to 3% thereafter, weighted average royalty rate of 1%, weighted average discount rate of 17% and a customer attrition rate of 18%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts.
December 31, 2023 Other Long-Lived Asset Impairment Test [Member] | FGH asset group [Member]
Goodwill [Line Items]
Impairment			$ 3,700		$ 1,400
Description of valuation			The key inputs included in the recoverable amount calculations are revenue growth rates starting at -2.6% in 2023, 5% in 2024 and tapering down to 4% thereafter, weighted average discount rate of 20% and customer attrition rate of 10%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a $0.1 million decrease of the recoverable amounts.		The key inputs included in the recoverable amount calculations are revenue growth rates starting at 2.5% in 2024 and tapering down to 2.5% thereafter and a weighted average discount rate of 21%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts.
December 31, 2023 Other Long-Lived Asset Impairment Test [Member] | JustCBD asset group [Member]
Goodwill [Line Items]
Impairment			$ 2,300		$ 1,000
Description of valuation			The key inputs included in the recoverable amount calculations are revenue growth rates starting at 16.5% in 2023 and tapering down to 3% thereafter, royalty rate of 1.5%, weighted average discount rate of 32.5% and customer attrition rate of 15%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a $0.2 million decrease of the recoverable amounts.		The key inputs included in the recoverable amount calculations are revenue growth rates starting at -37.5% in 2023 and then increasing to 2.5% thereafter, royalty rate of 1.5%, weighted average discount rate of 25% and customer attrition rate of 15%. As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% would result in a nominal decrease of the recoverable amounts.
2022 Annual Impairment Test [Member]
Goodwill [Line Items]
Goodwill impairment loss						$ 25,100
Percentage of recoverable amounts exceeded market capitalization of common shares						98.00%
2022 Annual Impairment Test [Member] | Vessel Asset Group [Member]
Goodwill [Line Items]
Goodwill impairment loss						$ 19,700
2022 Annual Impairment Test [Member] | JustCBD asset group [Member]
Goodwill [Line Items]
Goodwill impairment loss						5,400
December 31, 2022 Annual Goodwill Impairment Test of Vessel [Member]
Goodwill [Line Items]
Goodwill impairment loss				$ 16,000		3,700
Purchased assets						11,600
Goodwill and identified intangible assets						11,300
Other long-lived assets						1,000
Lease liability						1,100
Estimated recoverable amount						$ 7,000
Description of valuation						The reporting unit's fair value was determined based on an income approach discounted cash flow model of $7.6 million (80% weighting) and a market approach guideline public company method of $7.0 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $7.0 million. The income approach used a discount rate of 17%, operating margins from 0% to 18%, working capital requirements of 15% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 14% in 2023 and taper down to 3% in the terminal period after 2030.
Goodwill description						As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $1.8 million. Reducing the market approach selected revenue multiple by 0.10 from 1.00 above down to 0.90 (approximately 10% change) would result in a decrease of the reporting unit fair value of approximately $0.7 million. However, there would be no impact on the goodwill impairment amount for either of these unfavorable changes in the models as the imputed fair value of the goodwill exceeded its carrying amount by $1.1 million with the goodwill impaired to zero.
December 31, 2022 Annual Goodwill Impairment Test of JustCBD [Member]
Goodwill [Line Items]
Goodwill impairment loss						$ 5,400
Purchased assets						34,400
Goodwill and identified intangible assets						29,000
Other long-lived assets						2,000
Lease liability						1,200
Estimated recoverable amount						$ 29,000
Description of valuation						The reporting unit's fair value was determined based on an income approach discounted cash flow model of $28.0 million (80% weighting) and a market approach guideline public company method of $21.9 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $29.0 million. The income approach used a discount rate of 32%, operating margins from 5% to 28%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 21% in 2023 and taper down to 3% in the terminal period after 2030.
Goodwill description						As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% from 32% above up to 35% (approximately 9% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.5 million. Reducing the market approach selected revenue multiple by 0.1 from 0.6 above down to 0.5 (approximately 17% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.7 million.
December 31, 2022 Other Long-Lived Asset Impairment Tests [Member]
Goodwill [Line Items]
Impairment						$ 600
Description of valuation						The discounted cash flow models assumed the spaces would be subleased within 2023 at 75% to 100% of the Company's cost of the leases, less upfront costs to obtain a sublease tenant. The cash flows were discounted at 8% to 9% which approximates the discount rate in the Company's right of use asset and lease liability calculations.
Impairment of licenses						$ 100